Expenses by Nature	6 Months Ended
Jun. 30, 2022
Expense By Nature [Abstract]
Expenses by Nature
5.
Expenses by Nature

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Clinical trials related expenses	182,545	282,740
Employee benefit expenses (Note 6)	40,635	79,850
Professional service fees	20,917	20,047
Office expenses	2,821	4,590
R&D materials and consumable supplies	6,602	4,739
Depreciation and amortization	1,432	3,258
Insurance	6,682	8,698
Recruitment and training	3,403	5,220
Others	734	3,463
	265,771	412,605